SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Oct. 31, 2024	Jan. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the condensed consolidated balance sheet through the date of this filing and determined there were no events to disclose or that require recognition in the accompanying condensed consolidated financial statements.

On November 4, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note accrues interest at 10% and is due on November 4, 2025.

On November 5, 2024, Brodkey and Scannell each elected to convert accrued compensation of $42,500 and $87,500, respectively, into 193,182 and 397,727 shares of common stock, respectively. Other employees and non-employees converted compensation of $67,500 into 306,818 shares of common stock.

On November 5, 2024, Rudofsky exercised 500,000 warrants with a $0.15 exercise price into 500,000 shares of common stock for $75,000.

On December 19, 2024, Intelligent Investments 1, LLC converted payable of $30,000 into 125,000 shares of common stock.

Offering

The Company filed a registration statement on Form S-1 with the Securities and Exchange Commission (“SEC”) on July 11, 2024, to offer and resell up to 94,126,642 shares of common stock by selling stockholders consisting of (i) up to 9,283,333 shares of common stock issuable upon the conversion of 185.66 shares of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share sold in a private placement offering with Newbridge Securities Corporation acting as the sole placement agent (the “Newbridge Private Placement Offering”) (ii) up to 11,604,167 shares of common stock issuable upon the exercise of warrants sold in the Newbridge Private Placement Offering, (iii) 813,333 shares of common stock issued to the placement agent of the Newbridge Private Placement Offering, (iv) 66,794,143 shares of common stock issued pursuant to the January 23, 2023 share exchange with the former shareholders of ICUMO, (v) 4,333,333 shares of common stock sold a private placement offering on December 15, 2022, (vi) 880,000 shares of common stock issuable upon conversion of the principal and accrued interest of two convertible promissory notes in the aggregate principal amount of $201,200 in total, at a price of $0.23 per share, issued to certain selling stockholders on April 5, 2024, and (vii) 418,333 shares of common stock issued in consideration of consulting fees to various consultants.

The registration statement has not yet been declared effective by the SEC.

NOTE 10 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the consolidated balance sheet through the date of this filing and determined there were no events to disclose or that require recognition in the accompanying consolidated financial statements than as stated below.

Between February and April 2024, we entered into subscription agreements (each a “Subscription Agreement”) with certain accredited investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Company offered and sold to the Subscribers in a private placement offering (the “Offering”), units (each, a “Unit” and, collectively, the “Units”), for a purchase price of $12,000 per Unit, for gross proceeds of $1,952,000. Each Unit consists of one (1) share of the Company’s Series A Convertible Non-Voting Preferred Stock, par value $0.001 per share (the “Preferred Stock”), and (ii) 62,500 common stock purchase warrants (the “Warrants”). Each share of Preferred Stock converts into 50,000 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”). The Warrant entitles the holders to shares of Common Stock for three (3) years, at an exercise price of $0.24 per share.

In April 2024, holders of $1,099,200 par value of Convertible Secured Notes issued between December 2022 and May 2023 elected to convert those notes to common equity. The conversion price of the notes was $0.075, resulting in the issuance of 12,848,116 common shares.

In April 2024, the officers of the company, Steven Rudofsky, CEO, Andrew Brodkey, COO, and Robert Scannell, CFO each elected to exercise 5,360,000 vested stock options with a strike price of $0.125 and an expiration date of September 30, 2027. All options were exercised on a cashless basis, resulting in the issuance of 3,385,000 shares per officer, or a total of 11,055,000 common shares.

Shaun Dykes, a geological consultant to the company, also elected to exercise 5,360,000 vested stock options with a strike price of $0.125 and an expiration date of September 30, 2027. The options were exercised on a cashless basis, resulting in the issuance of 3,685,000 shares.

During April 2024, various warrant holders, including the Company’s management, elected to exercise a total of 7,640,001 warrants with a strike price of $0.15 and expiration dates between December 10, 2027 and January 10, 2028. The warrants were issued on a cashless basis, resulting in the issuance of 4,781,253 common shares.

Additionally, the Company issued 1,195,427 shares of common stock to various individuals, including members of management, for services and the conversion of accrued payroll subsequent to January 31, 2024.